OPERATING SEGMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Non-Current Assets	$ 383,995	$ 415,301
America
Disclosure of geographical areas [line items]
Non-Current Assets	74,409	97,251
Israel
Disclosure of geographical areas [line items]
Non-Current Assets	305,010	310,729
APAC
Disclosure of geographical areas [line items]
Non-Current Assets	1,170	2,172
EMEA
Disclosure of geographical areas [line items]
Non-Current Assets	$ 3,406	$ 5,149